Accrued expenses, accounts payable and other liabilities (Details) ¥ in Millions, $ in Millions	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Current:
Payables and accruals for cost of revenue and sales and marketing expenses		¥ 40,363	¥ 20,165
Accrued bonus and staff costs, including sales commission		11,212	8,249
Payable to merchants and third party marketing affiliates		6,584	3,177
Other deposits and advances received		6,271	2,314
Payables and accruals for purchases of property and equipment		6,095	2,554
Other taxes payable		2,382	1,549
Amounts due to related companies		1,996	2,167
Accrued donations		1,215	880
Accrued professional services expenses		889	709
Accrual for interest expense		885	445
Contingent and deferred consideration in relation to investments and acquisitions		807	2,311
Others		2,466	2,459
Current accrued expenses, accounts payable and other liabilities	$ 12,940	81,165	46,979
Non-current:
Contingent and deferred consideration in relation to investments and acquisitions		408	630
Others		1,637	660
Other liabilities	$ 327	¥ 2,045	¥ 1,290